Group Information - Summary Of Transactions And Balances With Related Parties (Detail) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses
Interest on convertible bonds	€ 0	€ 1,528,099
Valuations of convertible bonds	0	24,011,910	€ 25,490,981	€ 0	€ 0
Interest on shareholder and other loans			2,864	7,578	27,336
Other financial interest	9,687	0	21,524	0	0
Professional services	4,441,881	1,655,625	15,483,916	1,530,238	€ 1,195,901
Statement of financial position [abstract]
Borrowings	(79,740,736)		(55,157,271)	(22,899,227)
Shareholders
Expenses
Interest on convertible bonds			1,436,828	214,427
Valuations of convertible bonds			19,148,242
Interest on shareholder and other loans			2,864	7,578
Other financial interest				0
Professional services			0	0
Statement of financial position [abstract]
Revenue	12,822	0
Loans granted to Joint Venture	0
Non-current Loans granted to Joint Venture			0
Current Loans granted to Joint Venture			0	0
Receivables from Joint Venture	0		0	0
Borrowings			(21,139)	(108,481)
Convertible bonds				(18,094,427)
Trade and other financial payables				(29,040)
Joint Venture
Expenses
Interest on convertible bonds			0	0
Valuations of convertible bonds			0
Interest on shareholder and other loans			60,709	0
Other financial interest				0
Professional services			0	0
Statement of financial position [abstract]
Revenue	0	0
Loans granted to Joint Venture	1,400,499
Non-current Loans granted to Joint Venture			565,873
Current Loans granted to Joint Venture			685,048	474,174
Receivables from Joint Venture	537,310		535,268	475,565
Borrowings			0	0
Convertible bonds				0
Trade and other financial payables				0
Key management
Expenses
Interest on convertible bonds			0	0
Valuations of convertible bonds			0
Interest on shareholder and other loans			0	0
Other financial interest				10,048
Professional services			0	63,500
Statement of financial position [abstract]
Non-current Loans granted to Joint Venture			0
Current Loans granted to Joint Venture			0	0
Receivables from Joint Venture			0	0
Borrowings			0	0
Convertible bonds				0
Trade and other financial payables				0
Related parties
Expenses
Interest on convertible bonds			1,436,828	214,427
Valuations of convertible bonds			19,148,242
Interest on shareholder and other loans			63,573	7,578
Other financial interest				10,048
Professional services			0	63,500
Statement of financial position [abstract]
Revenue	12,822	€ 0
Loans granted to Joint Venture	1,400,499
Non-current Loans granted to Joint Venture			565,873
Current Loans granted to Joint Venture			685,048	474,174
Receivables from Joint Venture	€ 537,310		535,268	475,565
Borrowings			€ (21,139)	(108,481)
Convertible bonds				(18,094,427)
Trade and other financial payables				€ (29,040)